CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 3) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
CONDENSED STATEMENTS OF COMPREHENSIVE LOSS
General and administrative expenses	$ (31,263)	¥ (202,518,000)	¥ (144,003,000)	¥ (129,846,000)
Impairment of an available-for-sale investment		0	0	(1,217,000)
Operating loss	(18,365)	(118,964,000)	(17,489,000)	(35,441,000)
Interest income	713	4,618,000	5,529,000	2,513,000
Other income	462	2,991,000	6,298,000	6,886,000
Foreign exchange (loss) gain	2,032	13,164,000	3,944,000	(3,308,000)
Loss before income taxes	(17,189)	(111,349,000)	(9,938,000)	(32,934,000)
Net loss	(13,698)	(88,735,000)	(6,841,000)	(34,229,000)
Foreign currency translation	41	264,000	46,000	(1,975,000)
Unrealized gain from available-for-sale investments	286	1,853,000	583,000	1,821,000
Amounts reclassified from accumulated other comprehensive income				(1,912,000)
Total other comprehensive (loss) income, net of tax	327	2,117,000	629,000	(2,066,000)
Comprehensive loss	(13,371)	(86,618,000)	(6,212,000)	(36,295,000)
Parent
CONDENSED STATEMENTS OF COMPREHENSIVE LOSS
General and administrative expenses	(1,193)	(7,726,000)	(8,189,000)	(14,072,000)
Impairment of an available-for-sale investment				(1,217,000)
Operating loss	(1,193)	(7,726,000)	(8,189,000)	(15,289,000)
Interest income	2	15,000	2,727,000	1,075,000
Other income	521	3,376,000		6,000
Foreign exchange (loss) gain	2,051	13,284,000	8,213,000	(6,608,000)
Share of losses from subsidiaries and consolidated VIEs	(15,072)	(97,640,000)	(9,592,000)	(13,413,000)
Loss before income taxes	(13,691)	(88,691,000)	(6,841,000)	(34,229,000)
Net loss	(13,691)	(88,691,000)	(6,841,000)	(34,229,000)
Foreign currency translation	41	264,000	46,000	(1,975,000)
Unrealized gain from available-for-sale investments	286	1,853,000	583,000	1,821,000
Amounts reclassified from accumulated other comprehensive income				(1,912,000)
Total other comprehensive (loss) income, net of tax	327	2,117,000	629,000	(2,066,000)
Comprehensive loss	$ (13,364)	¥ (86,574,000)	¥ (6,212,000)	¥ (36,295,000)